T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.9%
COMMUNICATION SERVICES 5.2%
Entertainment 0.1%
Walt Disney	59,811	5,903
		5,903
Interactive Media & Services 5.1%
Alphabet, Class A	631,992	97,731
Alphabet, Class C	57,327	8,956
Meta Platforms, Class A	156,018	89,923
		196,610
Total Communication Services		202,513
CONSUMER DISCRETIONARY 8.7%
Broadline Retail 4.9%
Amazon.com (1)	996,117	189,521
		189,521
Diversified Consumer Services 0.7%
Service International	368,049	29,518
		29,518
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill (1)	309,197	15,525
Hilton Worldwide Holdings	75,049	17,077
Marriott International, Class A	30,800	7,337
McDonald's	32,370	10,111
Starbucks	170,520	16,726
Yum! Brands	267,844	42,148
		108,924
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Class B	189,599	12,036
		12,036
Total Consumer Discretionary		339,999
CONSUMER STAPLES 0.3%
Consumer Staples Distribution & Retail 0.3%
Dollar Tree (1)	129,914	9,753
Total Consumer Staples		9,753
ENERGY 2.5%
Energy Equipment & Services 0.2%
Schlumberger	146,391	6,119
		6,119

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Oil, Gas & Consumable Fuels 2.3%
Canadian Natural Resources	2,627,688	80,933
Expand Energy	77,923	8,674
		89,607
Total Energy		95,726
FINANCIALS 8.0%
Banks 1.9%
JPMorgan Chase	230,351	56,505
PNC Financial Services Group	100,815	17,720
		74,225
Capital Markets 1.1%
CME Group	29,163	7,737
Intercontinental Exchange	84,024	14,494
MSCI	9,598	5,428
S&P Global	28,721	14,593
		42,252
Financial Services 2.5%
Mastercard, Class A	76,368	41,859
Visa, Class A	155,369	54,450
		96,309
Insurance 2.5%
Arthur J Gallagher	53,287	18,397
Willis Towers Watson	240,659	81,331
		99,728
Total Financials		312,514
HEALTH CARE 19.8%
Biotechnology 0.9%
Alnylam Pharmaceuticals (1)	26,459	7,144
Ascendis Pharma, ADR (1)	71,236	11,103
Biogen (1)	13,839	1,894
BioNTech, ADR (1)	71,204	6,484
Cytokinetics (1)	213,349	8,575
		35,200
Health Care Equipment & Supplies 5.1%
Abbott Laboratories	530,968	70,433
Becton Dickinson	527,538	120,838
GE HealthCare Technologies	81,358	6,566
		197,837
Health Care Providers & Services 6.1%
Cencora	64,547	17,950
Cigna	101,645	33,441

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Humana	9,312	2,464
McKesson	112,191	75,503
UnitedHealth Group	206,957	108,394
		237,752
Life Sciences Tools & Services 5.9%
Avantor (1)	353,909	5,737
Danaher	319,072	65,410
ICON (1)	74,555	13,046
Revvity	788,170	83,388
Thermo Fisher Scientific	122,811	61,111
		228,692
Pharmaceuticals 1.8%
Eli Lilly	78,585	64,904
Zoetis	38,013	6,259
		71,163
Total Health Care		770,644
INDUSTRIALS & BUSINESS SERVICES 12.9%
Aerospace & Defense 3.9%
Boeing (1)	59,927	10,220
Northrop Grumman	99,302	50,844
RTX	666,524	88,288
		149,352
Commercial Services & Supplies 2.4%
Veralto	398,957	38,878
Waste Connections	273,235	53,333
		92,211
Electrical Equipment 0.1%
AMETEK	27,032	4,653
		4,653
Industrial Conglomerates 3.0%
Roper Technologies	200,529	118,228
		118,228
Machinery 3.1%
Fortive	1,165,947	85,324
IDEX	24,006	4,345
Ingersoll-Rand	394,167	31,545
		121,214
Trading Companies & Distributors 0.4%
Ferguson Enterprises	95,902	15,366
		15,366
Total Industrials & Business Services		501,024

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 31.9%
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A	360,334	23,634
Teledyne Technologies (1)	64,677	32,191
		55,825
Semiconductors & Semiconductor Equipment 8.4%
Advanced Micro Devices (1)	391,312	40,203
Applied Materials	33,125	4,807
ASML Holding NV	16,566	10,977
Broadcom	308,035	51,574
Lam Research	39,900	2,901
Marvell Technology	129,191	7,954
NVIDIA	1,795,450	194,591
NXP Semiconductors	68,876	13,091
		326,098
Software 16.5%
ANSYS (1)	65,549	20,750
Aurora Innovation (1)	2,784,631	18,727
Autodesk (1)	138,122	36,160
Cadence Design Systems (1)	38,217	9,720
Intuit	80,860	49,647
Microsoft	860,388	322,981
PTC (1)	681,149	105,544
Salesforce.com	133,177	35,740
Workday (1)	179,567	41,934
		641,203
Technology Hardware, Storage & Peripherals 5.5%
Apple	967,058	214,813
		214,813
Total Information Technology		1,237,939
MATERIALS 1.5%
Chemicals 0.7%
Linde	56,196	26,167
		26,167
Construction Materials 0.8%
Martin Marietta Materials	11,942	5,710
Vulcan Materials	111,191	25,941
		31,651
Total Materials		57,818
REAL ESTATE 1.2%
Specialized REITs 1.2%
American Tower, REIT	120,098	26,133

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SBA Communications, REIT	91,619	20,157
Total Real Estate		46,290
UTILITIES 7.9%
Electric Utilities 0.6%
Alliant Energy	365,068	23,492
		23,492
Multi-Utilities 7.3%
Ameren	945,968	94,975
CenterPoint Energy	2,384,843	86,403
CMS Energy	233,761	17,558
DTE Energy	184,816	25,554
NiSource	1,320,101	52,923
WEC Energy Group	42,747	4,659
		282,072
Total Utilities		305,564
Total Common Stocks (Cost $3,871,106)		3,879,784
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.39% (2)(3)	4,698,072	4,698
Total Short-Term Investments (Cost $4,698)		4,698
Total Investments in Securities 100.0% of Net Assets (Cost $3,875,804)		$3,884,482
Other Assets Less Liabilities 0.0%		900
Net Assets 100.0%		$3,885,382

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$37
Totals	$—#	$—	$37+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 3/31/25
T. Rowe Price Government Reserve Fund	$4,932	¤	¤	$4,698
	Total			$4,698^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $37 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,698.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Capital Appreciation Equity ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1072-054Q1
03/25